Other Long-Term Liabilities (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FRANCE [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 353	€ 264
JAPAN [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 474	€ 570